Secured Accounts and Notes Receivable - Related Parties	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Notes To Financial Statements [Abstract]
4. Secured Note and Accounts Receivable-Related Parties

Note 3. Secured Note and Accounts Receivable - Related Parties

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a Unit private placement that equates to approximately $0.35 per common share, the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of July 31, 2013 and April 30, 2013, the balance of the account receivable, net of allowance, was $270,478, based on continuing private placement sales equating to approximately $0.35 per share, and is shown as accounts receivable, secured - related party, net (See Note 10).

Note 4. Secured Accounts and Notes Receivable - Related Parties

On September 21, 2011, the Company loaned $238,210 to its CEO in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 40,000 shares of common stock of Interclick, Inc. (a publicly-traded company) owned personally by the CEO. The note along with accrued interest was due and payable on June 21, 2012. For the year ended December 31, 2011, interest income of $1,867 was recognized. On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 15).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in other current assets. As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term. During the year ended December 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 15).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables were due net 60 months. On September 16, 2011, HEMG pledged 772,793 Aspen Series C preferred shares (automatically converted to 654,850 shares of common stock on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and Aspen's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, Aspen's CEO, pledged 117,943 shares of common stock of Aspen, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, Aspen deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 shares of common stock of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 shares of common stock of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 shares of common stock of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 shares of common stock of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 shares of common stock of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 shares of common stock of the Company without having enough authorized shares and a stockholder did not receive 11,000 shares of common stock of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one share of common stock and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of April 30, 2013 and December 31, 2012 and 2011, the balance of the account receivable, net of allowance, was $270,478, $270,478 and $772,793, respectively and is shown as accounts receivable, secured - related party, net (See Notes 12 and 15).